Property and Equipment (Details Narrative) - Ci2i Services, INC [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense	$ 0	$ 2,418	$ 2,418	$ 1,613
Impairment of assets
Sale of property and equipment			$ 5,945